Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 30,024,934
Amortization	$ 35,435	599,627	$ 516,342	$ 403,295
Balance at the end of the year	$ 1,202,625	20,350,819	30,024,934
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		1,636,279
Balance at the end of the year		1,410,459	1,636,279
Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		8,005,697	7,104,671
Additions		647,309	1,040,234
Effects of foreign exchange		(503,272)	(139,208)
Balance at the end of the year		8,149,734	8,005,697	7,104,671
Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(6,369,418)	(5,727,661)
Additions		53,360	(195,948)
Amortization		(599,627)	(516,342)
Effects of foreign exchange		176,410	70,533
Balance at the end of the year		(6,739,275)	(6,369,418)	(5,727,661)
Licenses | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		628,401
Balance at the end of the year		$ 501,802	$ 628,401
Licenses | Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	1 year	1 year	1 year
Useful lives	1 year	1 year	1 year
Licenses | Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	3 years	3 years	3 years
Useful lives	3 years	3 years	3 years
Licenses | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 6,241,489	$ 5,258,823
Additions		424,295	1,016,283
Effects of foreign exchange		(103,770)	(33,617)
Balance at the end of the year		6,562,014	6,241,489	5,258,823
Licenses | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(5,613,088)	(4,950,315)
Additions		53,360	(195,948)
Amortization		(580,267)	(492,311)
Effects of foreign exchange		79,783	25,486
Balance at the end of the year		(6,060,212)	(5,613,088)	(4,950,315)
Exploration expenses, evaluation of assets and concessions | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		1,007,878
Balance at the end of the year		$ 908,657	$ 1,007,878
Useful lives	36 years	36 years	36 years
Useful lives	36 years	36 years	36 years
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 1,764,208	$ 1,845,848
Additions		223,014	23,951
Effects of foreign exchange		(399,502)	(105,591)
Balance at the end of the year		1,587,720	1,764,208	1,845,848
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(756,330)	(777,346)
Additions		0	0
Amortization		(19,360)	(24,031)
Effects of foreign exchange		96,627	45,047
Balance at the end of the year		$ (679,063)	$ (756,330)	$ (777,346)